As filed with the Securities and Exchange Commission on May 28, 2010
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

            SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

                Pre-Effective Amendment No.                               [ ]

                Post-Effective Amendment No. 135                          [X]
                                             ---
                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

                 Amendment No. 137                                        [X]
                               ---
                                THE COVENTRY GROUP
                                ------------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (614) 470-8000
                                               ----------------

                                Michael V. Wible
                                Thompson Hine LLP
                               41 S. High Street,
                         Suite 1700 Columbus, Ohio 43215
                              ---------------------
                         (Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                                Jennifer Hankins
                          Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/ / on August 1, 2010 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/X/ on (August 1, 2010) pursuant to paragraph (a)(1)

/ / on 75 days after filing pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      [LOGO OF BOSTON TRUST INVESTMENT MANAGEMENT]   BOSTON TRUST INVESTMENT
                                                     MANAGEMENT, INC.

                                   PROSPECTUS
                       BOSTON TRUST BALANCED FUND (BTBFX)
                        BOSTON TRUST EQUITY FUND (BTEFX)
                        BOSTON TRUST MIDCAP FUND (BTMFX)
                       BOSTON TRUST SMALL CAP FUND (BOSOX)
                       WALDEN SOCIAL BALANCED FUND (WSBFX)
                        WALDEN SOCIAL EQUITY FUND (WSEFX)
                    WALDEN SMALL CAP INNOVATIONS FUND (WASOX)

     [LOGO OF WALDEN     WALDEN ASSET MANAGEMENT
     ASSET MANAGEMENT]   ADVANCING SUSTAINABLE BUSINESS PRACTICES SINCE 1975

                         PROSPECTUS DATED AUGUST 1, 2010

  Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                             TABLE OF CONTENTS

Fund Summary
1      Boston Trust Balanced Fund
4      Boston Trust Equity Fund
6      Boston Trust Midcap Fund
8      Boston Trust Small Cap Fund
11     Walden Social Balanced Fund
14     Walden Social Equity Fund
16     Walden Small Cap Innovations Fund

More About Investment Objectives, Strategies and Risks
18     Investment Objectives and Strategies
21     Investment Risks
22     Portfolio Holdings
22     The Walden Funds -- Environmental, Social and Governance Guidelines

Shareholder Information
25     Pricing of Fund Shares
25     Purchasing and Adding to Your Shares
27     Selling Your Shares
28     Exchanging Your Shares
28     Dividends, Distributions and Taxes

Fund Management
30     The Investment Adviser
31     Portfolio Managers
31     The Distributor and Administrator

Financial Highlights
32     Boston Trust Balanced Fund
33     Boston Trust Equity Fund
34     Boston Trust Midcap Fund
35     Boston Trust Small Cap Fund
36     Walden Social Balanced Fund
37     Walden Social Equity Fund
38     Walden Small Cap Innovations Fund

[LOGO OF BOSTON TRUST INVESTMENT MANAGEMENT]   BOSTON TRUST INVESTMENT
                                               MANAGEMENT, INC.

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------

BOSTON TRUST BALANCED FUND                                          FUND SUMMARY

--------------------------------------------------------------------------------

INVESTMENT GOALS
The Boston Trust Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Balanced Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fee                                                             0.75%
Distribution (Rule 12b-1) Fees                                             None
Other Expenses                                                             x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses(1)                                    x.xx%
Fee Waiver and/or Expense Reimbursement(2)                                 x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated automatically by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
BOSTON TRUST BALANCED FUND         $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in stocks, bonds and money market instruments, with at least 25% of the Fund's assets invested in fixed-income securities and at least 25% of the Fund's assets invested in foreign and domestic equity securities. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. The Fund will primarily purchase investment grade bonds, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

--------------------------------------------------------------------------------
    www.bostontrust.com              1               www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST BALANCED FUND                                          FUND SUMMARY
--------------------------------------------------------------------------------

INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet those obligations increases. Non-investment grade corporate debt securities may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2000                           0.36%
                      2001                          -1.55%
                      2002                          -1.33%
                      2003                          14.96%
                      2004                          10.46%
                      2005                          -0.02%
                      2006                          10.14%
                      2007                          12.73%
                      2008                         -17.76%
                      2009                          13.32%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q3 2009                                       Q4 2008
--------------------------------------------------------------------------------
              8.56%                                        (9.61)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
(as of December 31, 2009)              1 YEAR          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
BOSTON TRUST BALANCED FUND
--------------------------------------------------------------------------------
Before Taxes                           13.32%           2.96%             3.66%
--------------------------------------------------------------------------------
After Taxes on
Distributions                          12.88%           2.20%             2.69%
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                             8.88%           2.39%             2.74%
--------------------------------------------------------------------------------
S&P 500(R) INDEX (reflects
no deduction for fees,
expenses or taxes)                     26.46%           0.42%            (0.95)%
--------------------------------------------------------------------------------
BARCLAYS U.S.
GOVERNMENT/CREDIT
BOND INDEX (reflects
no deduction for fees,
expenses or taxes)                      4.52%           4.71%             6.34%
--------------------------------------------------------------------------------
CITIGROUP 90-DAY U.S.
TREASURY BILL (reflects
no deduction for fees,
expenses or taxes)                      0.16%           2.88%             2.84%
--------------------------------------------------------------------------------
LIPPER MIXED-ASSET
TARGET ALLOCATION
GROWTH FUNDS AVERAGE
(reflects no deduction for
fees, expenses or taxes)               25.66%           1.87%             1.88%
--------------------------------------------------------------------------------

The Lipper Mixed-Asset Target Allocation Growth Funds Average ("Lipper Average") is an average of managed mutual funds whose primary objective is to maintain a mix of between 60%-80% equity securities with the remainder invested in bonds, cash and cash equivalents. The Lipper Average is an equally weighted index of the largest managed mutual funds within their respective investment objectives, adjusted for the reinvestment of dividends. The Lipper Average reflects the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance also reflects the deduction of fees for these services. The Fund is classified by Lipper in the Mixed-Asset Target Allocation Growth Funds Category.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

--------------------------------------------------------------------------------
    www.bostontrust.com              2               www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST BALANCED FUND                                          FUND SUMMARY
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Domenic Colasacco, CFA,
Management, Inc.                Portfolio Manager since 1995.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              3               www.waldenassetmgmt.com

[LOGO OF BOSTON TRUST INVESTMENT MANAGEMENT]   BOSTON TRUST INVESTMENT
                                               MANAGEMENT, INC.

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST EQUITY FUND                                            FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS
The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Equity Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fee                                                             0.75%
Distribution (Rule 12b-1) Fees                                             0.00%
Other Expenses                                                             x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses(1)                                    x.xx%
Fee Waiver and/or Expense Reimbursement(2)                                 x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
BOSTON TRUST EQUITY FUND           $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its assets in domestic and foreign equity securities. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

--------------------------------------------------------------------------------
    www.bostontrust.com              4               www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST EQUITY FUND                                            FUND SUMMARY
--------------------------------------------------------------------------------

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2004                          11.93%
                      2005                           0.17%
                      2006                          12.03%
                      2007                          13.74%
                      2008                         -30.90%
                      2009                          22.45%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q2 2009                                       Q4 2008
--------------------------------------------------------------------------------
              14.14%                                       (18.50)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL                                                           SINCE
TOTAL RETURNS                                                          INCEPTION
(as of December 31, 2009)              1 YEAR          5 YEARS         (10/1/03)
--------------------------------------------------------------------------------
BOSTON TRUST EQUITY FUND
--------------------------------------------------------------------------------
Before Taxes                           22.45%           1.50%            4.41%
--------------------------------------------------------------------------------
After Taxes on
Distributions                          22.28%           1.24%            4.10%
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                            14.81%           1.29%            3.78%
--------------------------------------------------------------------------------
S&P 500(R) INDEX
(reflects no deduction for
fees, expenses or taxes)               26.46%           0.42%            3.53%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Domenic Colasacco, CFA,
Management, Inc.                Portfolio Manager since 2003.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              5               www.waldenassetmgmt.com

[LOGO OF BOSTON TRUST INVESTMENT MANAGEMENT]   BOSTON TRUST INVESTMENT
                                               MANAGEMENT, INC.

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST MIDCAP FUND                                            FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS
The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization ("midcap") companies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Midcap Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fee                                                             0.75%
Distribution (Rule 12b-1) Fees                                             0.00%
Other Expenses                                                             x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses(1)                                    x.xx%
Fee Waiver and/or Expense Reimbursement(2)                                 x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
BOSTON TRUST MIDCAP FUND           $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a diversified portfolio of equity securities of domestic midcap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines midcap companies as those with market capitalizations within the range encompassed by the Russell Midcap Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell Midcap Index was between [$__] million and [$__] billion. The Fund also may invest in foreign securities.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

--------------------------------------------------------------------------------
    www.bostontrust.com              6               www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST MIDCAP FUND                                            FUND SUMMARY
--------------------------------------------------------------------------------

MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2008                         -34.40%
                      2009                          33.34%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q2 2009                                       Q4 2008
--------------------------------------------------------------------------------
              18.26%                                       (21.85)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL                                                           SINCE
TOTAL RETURNS                                                          INCEPTION
(as of December 31, 2009)                             1 YEAR           (9/24/07)
--------------------------------------------------------------------------------
BOSTON TRUST MIDCAP FUND
--------------------------------------------------------------------------------
Before Taxes                                          33.34%             (4.57)%
--------------------------------------------------------------------------------
After Taxes on
Distributions                                         33.28%             (4.73)%
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                                           21.75%             (3.89)%
--------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX
(reflects no deduction for
fees, expenses or taxes)                              40.48%             (9.31)%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Stephen Amyouny, CFA,
Management, Inc.                Portfolio Manager since 2007.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              7               www.waldenassetmgmt.com

[LOGO OF BOSTON TRUST INVESTMENT MANAGEMENT]   BOSTON TRUST INVESTMENT
                                               MANAGEMENT, INC.

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST SMALL CAP FUND                                         FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS
The Boston Trust Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Small Cap Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fee                                                             0.75%
Distribution (Rule 12b-1) Fees                                             0.00%
Other Expenses(1)                                                          x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses                                       x.xx%
Fee Waiver and/or Expense Reimbursement                                    x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement(2)                                          x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
BOSTON TRUST SMALL CAP FUND        $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a diversified portfolio of equity securities of dometic small cap companies. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell 2000 Index was between $[__] million and $[__] billion. The Fund also may invest in foreign securities.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

--------------------------------------------------------------------------------
    www.bostontrust.com              8               www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST SMALL CAP FUND                                         FUND SUMMARY
--------------------------------------------------------------------------------

MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

SMALL CAP COMPANY RISK: The Fund may invest in small and middle capitalization companies. These companies may not have the size, resources or other assets of large capitalization companies. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. The quoted performance for the Fund reflects the performance of a collective investment fund (the "Collective Fund") that was previously managed with full investment authority by the parent company of the Fund's Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2000                          35.44%
                      2001                           2.29%
                      2002                         -12.77%
                      2003                          39.15%
                      2004                          20.72%
                      2005                           4.51%
                      2006                          13.10%
                      2007                          11.16%
                      2008                         -27.76%
                      2009                          28.88%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q2 2009                                       Q4 2008
--------------------------------------------------------------------------------
              20.53%                                       (21.72)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
(as of December 31, 2009)              1 YEAR          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
BOSTON TRUST SMALL CAP FUND
--------------------------------------------------------------------------------
Before Taxes                           28.88%           4.11%             9.53%
--------------------------------------------------------------------------------
After Taxes on
Distributions                          28.85%             NA                NA
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                            18.81%             NA                NA
--------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX
(reflects no deduction for
fees, expenses or taxes)               27.17%           0.51%             3.51%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

--------------------------------------------------------------------------------
    www.bostontrust.com              9               www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
BOSTON TRUST SMALL CAP FUND                                         FUND SUMMARY
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Kenneth Scott, CFA, Portfolio
Management, Inc.                Manager since 2005.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              10              www.waldenassetmgmt.com

[LOGO OF WALDEN     WALDEN ASSET MANAGEMENT
ASSET MANAGEMENT]   ADVANCING SUSTAINABLE BUSINESS PRACTICES SINCE 1975

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SOCIAL BALANCED FUND                                         FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS
The investment objective of the Walden Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Balanced Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your
investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                            0.75%
Distribution (Rule 12b-1) Fees                                             0.00%
Other Expenses                                                             x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses(1)                                    x.xx%
Fee Waiver and/or Expense Reimbursement(2)                                 x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
WALDEN SOCIAL BALANCED FUND        $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.02% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in stocks, bonds and money market instruments, with at least 25% of the Fund's assets invested in fixed-income securities and at least 25% of the Fund's assets invested in foreign and domestic equity securities. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. The Fund will primarily purchase investment grade bonds, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities. The Walden Social Balanced Fund integrates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management

--------------------------------------------------------------------------------
    www.bostontrust.com              11              www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SOCIAL BALANCED FUND                                         FUND SUMMARY
--------------------------------------------------------------------------------

Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet those obligations increases. Non-investment grade corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2000                           5.13%
                      2001                          -2.85%
                      2002                          -6.11%
                      2003                          14.88%
                      2004                           8.61%
                      2005                           1.48%
                      2006                           6.89%
                      2007                          10.00%
                      2008                         -22.11%
                      2009                          14.88%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q3 2009                                       Q4 2008
--------------------------------------------------------------------------------
              8.77%                                        (12.90)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
(as of December 31, 2009)              1 YEAR          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
WALDEN SOCIAL BALANCED FUND
--------------------------------------------------------------------------------
Before Taxes                           14.88%           1.32%             2.48%
--------------------------------------------------------------------------------
After Taxes on
Distributions                          14.65%           0.83%             1.92%
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                             9.94%           1.04%             1.89%
--------------------------------------------------------------------------------
S&P 500(R) INDEX
(reflects no deduction for
fees, expenses or taxes)               26.46%           0.42%            (0.95)%
--------------------------------------------------------------------------------
BARCLAYS U.S.
GOVERNMENT/CREDIT
BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                4.52%           4.71%             6.34%
--------------------------------------------------------------------------------
CITIGROUP 90-DAY
U.S. TREASURY BILL
(reflects no deduction for
fees, expenses or taxes)                0.16%           2.88%             2.84%
--------------------------------------------------------------------------------
LIPPER MIXED-ASSET
TARGET ALLOCATION
GROWTH FUNDS AVERAGE
(reflects no deduction for
fees, expenses or taxes)               25.66%           1.87%             1.88%
--------------------------------------------------------------------------------

The Lipper Mixed-Asset Target Allocation Growth Funds Average ("Lipper Average") is an average of managed mutual funds whose primary objective is to maintain a mix of between 60%-80% equity securities with the remainder invested in bonds, cash and cash equivalents. The Lipper Average is an equally weighted index of the largest managed mutual funds within their respective investment objectives, adjusted for the reinvestment of dividends. The Lipper Average reflects the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance also reflects the deduction of fees for these services. The Fund is classified by Lipper in the Mixed-Asset Target Allocation growth Fund Category.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

--------------------------------------------------------------------------------
    www.bostontrust.com              12              www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SOCIAL BALANCED FUND                                         FUND SUMMARY
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Stephen Moody, Portfolio
Management, Inc.                Manager since 1999.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              13              www.waldenassetmgmt.com

[LOGO OF WALDEN     WALDEN ASSET MANAGEMENT
ASSET MANAGEMENT]   ADVANCING SUSTAINABLE BUSINESS PRACTICES SINCE 1975

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SOCIAL EQUITY FUND                                           FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS
The Walden Social Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Equity Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your
investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                            0.75%
Distribution (Rule 12b-1) Fees                                             0.00%
Other Expenses                                                             x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses(1)                                    x.xx%
Fee Waiver and/or Expense Reimbursement(2)                                 x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
WALDEN SOCIAL EQUITY FUND          $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its assets in domestic and foreign equity securities. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. The Walden Social Equity Fund integrates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

--------------------------------------------------------------------------------
    www.bostontrust.com              14              www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SOCIAL EQUITY FUND                                           FUND SUMMARY
--------------------------------------------------------------------------------

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2000                           2.16%
                      2001                          -4.26%
                      2002                         -12.95%
                      2003                          24.45%
                      2004                          10.75%
                      2005                           0.92%
                      2006                           8.77%
                      2007                          11.29%
                      2008                         -31.35%
                      2009                          24.52%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q3 2009                                       Q4 2008
--------------------------------------------------------------------------------
              14.02%                                       (21.00)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
(as of December 31, 2009)              1 YEAR          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
WALDEN SOCIAL EQUITY FUND
--------------------------------------------------------------------------------
Before Taxes                           24.52%           0.87%             2.06%
--------------------------------------------------------------------------------
After Taxes on
Distributions                          24.29%           0.55%             1.81%
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                            16.24%           0.75%             1.72%
--------------------------------------------------------------------------------
S&P 500(R) INDEX
(reflects no deduction for
fees, expenses or taxes)               26.46%           0.42%            (0.95)%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Robert Lincoln, Portfolio
Management, Inc.                Manager since 1999.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              15              www.waldenassetmgmt.com

[LOGO OF WALDEN              WALDEN ASSET MANAGEMENT
ASSET MANAGEMENT]            ADVANCING SUSTAINABLE BUSINESS PRACTICES SINCE 1975

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SMALL CAP INNOVATIONS FUND                                   FUND SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS
The Walden Small Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Small Cap Innovations Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (load)                                       None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)                                                 None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (expenses that you pay each year as a percentage
  of the value of your investment)
--------------------------------------------------------------------------------
Management Fees                                                            0.75%
Distribution (Rule 12b-1) Fees                                             0.00%
Other Expenses                                                             x.xx%
Acquired Fund Fees and Expenses                                            x.xx%
                                                                           -----
Total Annual Fund Operating Expenses(1)                                    x.xx%
Fee Waiver and/or Expense Reimbursement(2)                                 x.xx%
                                                                           -----
Total Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             x.xx%

--------------------------------------------------------------------------------
1 The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

2 The Adviser has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2011 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.00% agreed to by the Adviser. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
WALDEN SMALL
CAP INNOVATIONS
FUND                               $[__]        $[__]        $[__]        $[__]
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.07% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a diversified portfolio of equity securities of domestic small cap domestic companies. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell 2000 Index was between $[__] million and $[__] billion. The Fund seeks to invest in companies with innovative products and services or that offer environmental or societal benefits. The Fund also may invest in foreign securities. The Walden Small Cap Innovations Fund integrates comprehensive environmental, social and governance
(ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy.

PRINCIPAL INVESTMENT RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

MARKET RISK:
Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and

--------------------------------------------------------------------------------
    www.bostontrust.com              16              www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
WALDEN SMALL CAP INNOVATIONS FUND                                   FUND SUMMARY
--------------------------------------------------------------------------------

international economic conditions and general market conditions.

EQUITY RISK: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

SMALL CAP COMPANY RISK: The Fund may invest in small and middle capitalization companies. These companies may not have the size, resources or other assets of large capitalization companies. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.

PERFORMANCE
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

AVERAGE TOTAL RETURNS (Years ended December 31)

                      [BAR CHART OF AVERAGE TOTAL RETURNS]

                      2009                          31.77%

                                   [END CHART]

--------------------------------------------------------------------------------
          BEST QUARTER:                                 WORST QUARTER:
--------------------------------------------------------------------------------
             Q2 2009                                       Q1 2009
--------------------------------------------------------------------------------
              21.55%                                       (12.43)%
--------------------------------------------------------------------------------

For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return for the Fund was [__%].

--------------------------------------------------------------------------------
AVERAGE ANNUAL                                                          SINCE
TOTAL RETURNS                                                         INCEPTION
(as of December 31, 2009)                               1 YEAR        (10/24/08)
--------------------------------------------------------------------------------
WALDEN SMALL CAP INNOVATIONS FUND
--------------------------------------------------------------------------------
Before Taxes                                            31.77%          31.56%
--------------------------------------------------------------------------------
After Taxes on
Distributions                                           31.08%          30.98%
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Fund Shares                                             20.79%          26.63%
--------------------------------------------------------------------------------
S&P 500(R) INDEX
(reflects no deduction for
fees, expenses or taxes)                                26.46%          25.69%
--------------------------------------------------------------------------------

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

PORTFOLIO MANAGEMENT
INVESTMENT ADVISER              PORTFOLIO MANAGER
Boston Trust Investment         Kenneth Scott, CFA, Portfolio
Management, Inc.                Manager since 2008.

BUYING AND SELLING FUND SHARES
MINIMUM INITIAL                 MINIMUM ADDITIONAL
INVESTMENT                      INVESTMENT
$100,000                        $1,000

TO PLACE ORDERS:
Boston Trust Mutual Funds
c/o Boston Trust & Investment Management Company
One Beacon Street, Boston, MA 02108.

TRANSACTION POLICIES
You can buy or sell shares of the Fund on any business day through the Distributor or through your investment representative. You can pay for shares by check or wire transfer. When selling shares, you will receive a check, unless you request a wire transfer.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund's distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

POTENTIAL CONFLICTS OF INTEREST
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
    www.bostontrust.com              17              www.waldenassetmgmt.com

[LOGO OF WALDEN ASSET MANAGEMENT]  WALDEN ASSET MANAGEMENT
                                   Advancing sustainable business practices since 1975

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
BOSTON TRUST BALANCED FUND

INVESTMENT OBJECTIVE
The investment objective of the Boston Trust Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

POLICIES AND STRATEGIES
Consistent with the Fund's investment objective, the Fund:

  o maintains an actively managed portfolio of stocks, bonds and money market instruments
  o will generally invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities
  o  may purchase both common stock and preferred stock
  o  will primarily purchase bonds that are investment grade
  o may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade
  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

BOSTON TRUST EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Boston Trust Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks.

POLICIES AND STRATEGIES
Consistent with the Fund's investment objective, the Fund:

  o will invest substantially all, but in no event less than 80%, of the value of its assets in equity securities under normal circumstances
  o will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks
  o may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

BOSTON TRUST MIDCAP FUND

INVESTMENT OBJECTIVE
The investment objective of the Boston Trust Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization ("midcap") companies.

POLICIES AND STRATEGIES
The Adviser pursues the Fund's investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of equity securities of midcap companies. For these purposes, the Adviser defines midcap issuers as those with market capitalizations within the range encompassed by the Russell Midcap Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell Midcap Index was between [$__] million and [$__] billion.

Consistent with the Fund's investment objective, the Fund:

  o invests substantially all, but in no event less than 80%, of its assets in U.S. domestic equity securities of midcap companies under normal circumstances
  o will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

--------------------------------------------------------------------------------
    www.bostontrust.com              18              www.waldenassetmgmt.com

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (CONTINUED)
--------------------------------------------------------------------------------

  o may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

BOSTON TRUST SMALL CAP FUND

INVESTMENT OBJECTIVE
The investment objective of the Boston Trust Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

POLICIES AND STRATEGIES
The Adviser pursues the Fund's investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell 2000 Index was between [$__] million and [$__] billion.

Consistent with the Fund's investment objective, the Fund:

  o invests substantially all, but in no event less than 80%, of its net assets in U.S. domestic equity securities of small cap companies
  o will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks
  o may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

See the section entitled "Investment Process for the Botson Trust Small Cap and Walden Small Cap Innovations Fund".

PRIOR PERFORMANCE
The Fund's investment objective and policies are substantially similar to those of a collective investment fund (the "Collective Fund") that was previously managed with full investment authority by the parent company of the Fund's Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund at that time. The Fund's performance as shown on page [__] of this prospectus reflects the performance of the Collective Fund, which has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

WALDEN SOCIAL BALANCED FUND

INVESTMENT OBJECTIVE
The investment objective of the Walden Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

POLICIES AND STRATEGIES
Consistent with the Fund's investment objective, the Fund:

  o maintains an actively managed portfolio of stocks, bonds and money market instruments
  o will invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities
  o will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks
  o  will primarily purchase investment grade bonds
  o may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade
  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments
  o  may invest in the securities of foreign issuers and may acquire

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     sponsored and unsponsored American Depositary Receipts and European
     Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

WALDEN SOCIAL EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Walden Social Equity Fund is to seek long-term growth of capital.

POLICIES AND STRATEGIES
Consistent with the Fund's investment objective, the Fund:

  o will invest substantially all, but in no event less than 80%, of the value of its assets in equity securities under normal circumstances
  o will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks
  o may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments
  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

WALDEN SMALL CAP INNOVATIONS FUND

INVESTMENT OBJECTIVE
The investment objective of the Walden Small Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

POLICIES AND STRATEGIES
The Adviser pursues the Fund's investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell 2000 Index was between [$__] million and [$__] billion.

Consistent with the Fund's investment objective, the Fund:

  o invests substantially all, but in no event less than 80%, of its net assets in U.S. domestic equity securities of small cap companies
  o will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks
  o seeks to invest in companies with innovative products, services or that offer environmental or societal benefits and potential financial rewards.
  o may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
  o  may invest in other investment companies
  o the adviser may sell a security for numerous reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

INVESTMENT PROCESS FOR THE BOSTON TRUST SMALL CAP AND WALDEN SMALL CAP INNOVATIONS FUNDS

Each Fund's investment process focuses on security selection and portfolio construction. The Adviser's goal is to construct a diversified portfolio of innovative, higher quality small cap companies.

HIGHER QUALITY - The Adviser seeks to identify companies that are higher quality in terms of their financial characteristics. The Adviser

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defines higher quality companies as faster growing and more profitable with strong balance sheets.*

* Using a quantitative process, the Adviser narrows the universe of investable small cap companies to a subset of firms judged to be of superior relative financial quality. Typically, these companies exhibit sustainable sales growth, persistent profitability, and lower than average risk. The Adviser may invest in companies that do not exhibit strength in these business characteristics if the Adviser expects significant improvement. Please see the section entitled "The Walden Funds - Environmental, Social & Governance Guidelines".

INNOVATION - The Adviser seeks to identify companies that are innovative in their products, services or processes. Innovative products are often ones for which consumers are willing to pay a premium. In particular, the Adviser seeks innovative companies that are leveraged to secular market trends with long-term investment potential. These secular market trends may include demographics, consumer lifestyle, an increasingly technical workforce, or legal and regulatory issues.

The Adviser monitors each Fund holding, evaluating new information relative to the original investment thesis. The Funds may sell a stock when circumstances prompting the initial investment have changed significantly relative to the investment objective or when the Adviser determines that there are more attractive alternatives.

The Funds buy and sell securities subject to the following portfolio construction guidelines:

  o Each Fund is broadly diversified across economic sectors. The Funds generally maintain economic sector weights comparable to those of the small cap market.
  o The weighting of any single investment generally does not exceed 3% of a Fund's net assets at market value at the time of purchase.
  o Each Fund seeks to maintain a weighted average market capitalization that falls within the range of the Russell 2000 Index.
  o In the aggregate, each Fund expects to invest in a set of companies that has financial characteristics superior to those of the small cap market. Such characteristics generally include higher company profitability, greater sales and earnings growth, reasonable valuation and lower risk.
  o Each Fund attempts to maintain a cash and/or money market instrument position of no more than 5% of its net assets, although cash flows may cause the Fund's cash position to be higher or lower.

TEMPORARY DEFENSIVE POSITION
In the event that the Adviser determines that market conditions are not suitable for a Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of a Fund's assets in money market instruments.

INVESTMENT RISKS
Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to the following risks:

  o MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

  o EQUITY RISK: The value of the equity securities held by a Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of a Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  o INTEREST RATE RISK: Interest rate risk refers to the risk that the value of a Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value. If rates increase, the value of the Fund's fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

  o CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet those increases.

  o MIDCAP RISK: Middle capitalization companies may not have the size, resources or other assets of large capitalization companies. These mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

  o SMALL CAP RISK (THE BOSTON TRUST SMALL CAP FUND AND WALDEN SMALL CAP INNOVATIONS FUND): Investments in smaller companies involve greater risks than investments in larger, more established companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make

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     them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be less liquid, making it difficult for the Fund to buy and sell shares of smaller companies. Smaller companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

  o MANAGEMENT RISK: The Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's judgment will produce the desired results.

  o CONVERTIBLE SECURITY RISK: The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

  o FOREIGN INVESTMENT RISK: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

  o INVESTMENT COMPANY RISK: Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund may invest in addition to the Fund's direct fees and expenses.

  o GOVERNMENT RISK: The U.S. government's guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Funds do not imply that the Funds' shares are guaranteed or that the price of the Funds' shares will not fluctuate. If a U.S. government agency or instrumentality in which the Funds invest defaults and the U.S. government does not stand behind the obligation, the Funds' share prices or yields could fall.

  o HIGH YIELD SECURITIES RISK. (THE BOSTON BALANCED FUND AND THE WALDEN SOCIAL BALANCED FUND): Non-investment grade bonds, also known as high yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q and on the Funds' website at www.btim.com. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information (SAI)

        THE WALDEN FUNDS - ENVIRONMENTAL, SOCIAL & GOVERNANCE GUIDELINES
--------------------------------------------------------------------------------
The Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund (the "Walden Funds") integrate environmental, social and governance ("ESG") guidelines in connection with the management of their portfolio holdings. Walden Asset Management ("Walden"), an affiliate of the Adviser, also engages in shareholder advocacy, votes proxies, and pursues other initiatives with respect to the Walden Funds.

The Walden Funds operate with the understanding that the sustainability of a business is connected, in part, to its treatment of customers, workers, communities and the natural environment as valuable, long-term assets. In selecting stocks, Walden favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. In doing so, Walden understands that companies are complex entities that generally exhibit a range of

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corporate conduct, from commendable to objectionable, across various dimensions of ESG performance. In addition, company performance can improve or erode over time, especially relative to peers. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Consistent with this ESG framework and subject to the Adviser's knowledge and judgment, potential and current holdings in each Walden Fund are evaluated as follows:

  o PRODUCTS & SERVICES: Favor companies offering safe, high quality products and services that provide societal or environmental benefits. Avoid companies that derive significant revenue from the manufacture of weapons systems or hand guns, tobacco products and alcoholic beverages, or from gaming activities. Also seek to avoid companies with equity ownership in nuclear power plants or other significant involvement in the nuclear power fuel cycle.

  o ENVIRONMENTAL IMPACT: Favor above average companies with respect to energy and natural resource conservation, and reductions in the volume or toxicity of emissions and waste. Also favor companies that proactively address major environmental challenges, such as climate change or water scarcity. Avoid companies that have a pattern of serious or ongoing regulatory violations or below peer group performance on resource conservation and emissions and waste reduction.

  o WORKPLACE CONDITIONS: Favor companies with strong policies and programs that encourage workplace diversity, equal employment opportunity and work-life balance; respect workers' right to organize, and enforce high labor standards throughout their supply chains. Avoid companies with substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

  o COMMUNITY IMPACT: Favor companies that have formal structures for constructive engagement and positive relationships with local, indigenous and underserved communities. Also favor companies with strong policies and practices that uphold international human rights standards. Avoid companies believed to have significant complicity in serious violations of human rights. Also avoid companies that are unresponsive to local community concerns on key issues such as environmental impacts, facility siting, employment, or addressing the needs of disadvantaged populations.

  o CORPORATE GOVERNANCE: Favor companies with governance structures and practices that foster executive and board-level commitment to high standards of business ethics, independent decision-making and accountability of board members, and an environment of responsiveness and accountability to shareholders and other key stakeholders.

Walden, on behalf of the Walden Funds, pursues shareholder advocacy strategies to promote greater corporate social responsibility and encourage sustainable business practices. Additionally, if the ESG performance of a company in the Walden Funds is perceived to have weakened over time, Walden considers the potential for effective shareholder advocacy in deciding whether to hold or sell the company. Walden's shareholder advocacy strategies focus on:

  o PROXY VOTING: The voting of proxies is an important fiduciary responsibility of fund managers. The Walden Funds vote company proxies in a manner consistent with the Funds' financial and ESG objectives. For example, the Walden Funds vote in favor of resolutions that encourage say on pay, transparency and reporting on climate change, corporate responsibility, and governance reform that increase accountability.

  o DIALOGUE WITH COMPANIES: Walden often initiates or participates in dialogues with management of companies held by the Walden Funds. Through telephone calls, letters and meetings with executives, the Walden Funds press portfolio companies to address issues of concern, such as workplace practices and policies, environmental impact of operations, international labor standards and human rights, corporate governance and public reporting.

  o SHAREHOLDER RESOLUTIONS: Walden may take ESG concerns directly to other shareholders through the shareholder resolution process at annual shareholder meetings. Often in a leadership capacity, and also in partnership with other concerned investors, Walden has used the proxy process to improve corporate policies and practices on issues such as: board composition and structure (diversity, independence, or annual election of directors); executive compensation (including "say on pay"); climate change; recycling initiatives; petroleum drilling in environmentally sensitive areas; diversity disclosure and nondiscrimination policies; responses to HIV/AIDS pandemic; vendor standards; and ESG or sustainability reporting. Walden is often able to negotiate successfully with companies, leading to the withdrawal of the shareholder resolution. Many resolutions that have gone to vote at company annual meetings achieved significant levels of shareholder support, including majority vote in several occurrences, prompting management to take positive action.

  o PUBLIC POLICY: On behalf of the Walden Funds, Walden may provide input in public policy debates relevant to the financial and ESG concerns of Walden Fund shareholders. For example, in 2002 Walden submitted public comments in support of proposed U.S. Securities and Exchange Commission (SEC) rules requiring mutual funds to disclose proxy voting guidelines and records. In 2007, Walden submitted comments to the SEC, and testified at a hearing held by the U.S. House Committee on Financial Services, against a set of SEC proposals that could have curtailed the right of shareholders to sponsor shareholder resolutions.

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     In 2010, Financial Reform legislation was a major focus as concerned investors and legislators focused on new checks and balances to the financial industry in light of the economic crisis. Walden, along with other investors, successfully focused on particular issues where we had significant experience advocating for parts of the bill like say on pay, majority voting for directors and the right for investors to nominate directors.

     Walden also actively supported the SEC requiring more company disclosures on greenhouse gas emissions and climate change (a success) and requiring all registered companies to do ESG reporting (on SEC's agenda).

Walden has sole discretion regarding the interpretation and implementation of the Walden Funds' ESG guidelines. The Funds' guidelines are subject to change without shareholder approval. Additionally, the Walden Funds may occasionally purchase or hold a security that does not meet these guidelines for the primary purpose of shareholder advocacy. Such purchases will be limited to a maximum of 1% of total assets at the time of purchase.

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 SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NAV IS CALCULATED

Shares of the Funds are sold at net asset value ("NAV") per share.

The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

--------------------------------------------------------------------------------
                                 TOTAL ASSETS - LIABILITIES
                       NAV  =   ----------------------------
                                NUMBER OF SHARES OUTSTANDING
--------------------------------------------------------------------------------

The NAV per share of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business. Generally, the NYSE is closed and the share price of the Fund is not calculated on Saturdays, Sundays and national holidays, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund or your investment representative. This is known as the offering price. Only purchase orders received in good order by the Fund before 4:00 p.m. Eastern Time will be effective at that day's NAV. On occasion, the NYSE will close before 4:00 p.m. Eastern Time. When that happens, purchase orders received after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

VALUING FUND ASSETS
Each Fund's securities generally are valued at current market values using market quotations. Each Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value a Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

                      PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------
You may purchase the Funds through the Distributor or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The Funds consider a purchase or sale order as received when a investment representative receives the order in proper form before 4:00 p.m. Eastern Time. These orders will be priced based on the Fund's NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner. Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the investment representative placing the order.

Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The minimum initial investment in the Funds is $100,000. Subsequent investments must be at least $1,000. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, cash and credit card convenience checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.

FREQUENT TRADING POLICY
Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary;
(c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by

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shareholders. At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Investment representatives maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Investment representatives also may exempt certain types of transactions from these limitations. If you purchased your shares through an investment representative, you should read carefully any materials provided by the investment representative together with this prospectus to fully understand the market timing policies applicable to you.

DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS
The Funds are entitled to enter into Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators and other types of service providers which provide administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee from its bona fide profits for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

BY REGULAR MAIL OR OVERNIGHT SERVICE

INITIAL INVESTMENT:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in "good order". This means your completed account application must be accompanied by payment for the shares you are purchasing.

2. Make check or certified check payable to either "Boston Trust Balanced Fund", "Boston Trust Equity Fund", "Boston Trust Midcap Fund", "Boston Trust Small Cap Fund", "Walden Social Balanced Fund", "Walden Social Equity Fund" or "Walden Small Cap Innovations Fund" as applicable.

3. Mail to: Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108.

SUBSEQUENT INVESTMENTS:
1. Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

BY WIRE TRANSFER

Note: Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number and wire instructions.

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                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
 SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                            SELLING YOUR SHARES
--------------------------------------------------------------------------------
INSTRUCTIONS FOR SELLING SHARES
You may sell your shares at any time. Your sales price will be the next NAV after your valid sell order is received by the Funds, their transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder.
--------------------------------------------------------------------------------

BY TELEPHONE
(unless you have declined telephone sales privileges)

1. Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

BY MAIL
2(a) Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:
     o your Fund and account number
     o amount you wish to redeem
     o address to which your check should be sent
     o account owner signature

2(b) Mail to: Boston Trust Mutual Funds,
     c/o Boston Trust & Investment Management Company,
     One Beacon Street,
     Boston, MA 02108

BY OVERNIGHT SERVICE

SEE INSTRUCTION 2 ABOVE.

Send to: Boston Trust Mutual Funds,
         c/o Boston Trust & Investment Management Company,
         One Beacon Street,
         Boston, MA 02108

BY WIRE TRANSFER

You must indicate this option on your application.
The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.
Call 1-800-282-8782, ext. 7050 to request a wire transfer.

If you call by 4:00 p.m. Eastern Standard Time, your payment normally will be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES
Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.   Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following.

     o Your account address has changed within the last 10 business days.
     o The check is not being mailed to the address on your account.
     o The check is not being made payable to the owner(s) of the account.
     o The redemption proceeds are being transferred to another Fund account with a different registration.
     o The redemption proceeds are being wired to bank instructions not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND
The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

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                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
 SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CLOSING OF SMALL ACCOUNTS
If your account falls below $50,000 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.

                             EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------
You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

     o Your name and telephone number
     o The exact name on your account and account number
     o Taxpayer identification number (usually your social security number)
     o Dollar value or number of shares to be exchanged
     o The name of the Fund from which the exchange is to be made
     o The name of the Fund into which the exchange is being made.

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES
  o The registration and tax identification numbers of the two accounts must be identical.
  o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually and are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

TAXES
The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. THIS DISCUSSION IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

DISTRIBUTIONS. Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. It is currently unclear whether Congress will extend these provisions for taxable years beginning on or after January 1, 2011.

If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce a Fund's NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as "buying a dividend."

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                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
 SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain preretirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

SELLING AND EXCHANGING SHARES. Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 15%. Short term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have. An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

BACKUP WITHHOLDING - By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that
(1) this number is correct, (2) you are not subject to backup withholding, and
(3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid. You should be aware that a Fund may be fined $50 annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS - When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

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

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
 FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

Boston Trust Investment Management, Inc. (the "Adviser"), One Beacon Street, Boston, MA 02108, is the investment adviser for the Funds. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company ("Boston Trust").

The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each of the Funds paid the Adviser investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended March 31, 2010.

The Adviser has contractually agreed to reduce the amount of advisory fees it receives from each Fund and/or reimburse each Fund to the extent necessary to limit the Total Fund Operating Expenses of each Fund to 1.00% of its average daily net assets. This agreement is effective through August 1, 2011 and is exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles). Each Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser provided that such repayment does not cause a Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent renewal of the Investment Advisory Agreement with respect to the Funds is provided in the Funds' Annual Report to Shareholders for the fiscal year ended March 31, 2010.

ESG RESEARCH AND SHAREHOLDER ADVOCACY

Walden Asset Management ("Walden"), an affiliate of the Adviser, performs environmental, social and governance (ESG) research and shareholder advocacy, proxy voting, and other public policy initiatives for the Adviser with respect to the Walden Social Balanced Fund, the Walden Social Equity Fund, and the Walden Small Cap Innovations Fund. Walden uses an in-house research and advocacy team to implement these Funds' socially responsive investment criteria and shareholder advocacy initiatives. Since 1975, Walden has been a leader in socially responsive investing.

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                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
 FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund's portfolios:

--------------------------------------------------------------------------------
BOSTON TRUST BALANCED FUND          Mr. Colasacco is portfolio manager and
AND BOSTON TRUST EQUITY FUND:       president of the Adviser. Mr. Colasacco
                                    also is the president of the Adviser's
DOMENIC COLASACCO, CFA              parent company, Boston Trust & Investment
                                    Management Company, and has served as its Chief Investment Officer since 1980. Mr.
                                    Colasacco is a holder of the Chartered
                                    Financial Analyst (CFA) designation and a member of the Boston Security Analysts
                                    Society.

--------------------------------------------------------------------------------
BOSTON TRUST MIDCAP FUND:           Mr. Amyouny, a portfolio manager at the
                                    Advisor responsible for the midcap
STEPHEN AMYOUNY, CFA                strategy, joined Boston Trust & Investment
                                    Management Company, the parent Company of the Advisor, in 1996. Mr. Amyouny also performs securities research and analysis on a variety of industries and has been Associate Director of Securities Research for Boston Trust & Investment Management
                                    Company since 2004. Mr. Amyouny holds the
                                    Chartered Financial Analyst designation and is a member of the Boston Security Analysts
                                    Society and the CFA Institute. He has a BA in Economics from Tufts University, as well as an MBA from Boston University.

--------------------------------------------------------------------------------
BOSTON TRUST SMALL CAP FUND AND     Mr. Scott is a portfolio manager
WALDEN SMALL CAP INNOVATIONS FUND:  responsible for the small cap strategy. Mr.
                                    Scott also performs securities research and
KENNETH SCOTT, CFA                  analysis for the firm. He joined Boston
                                    Trust & Investment Management Company,
                                    parent company to the Adviser, in January
                                    1999. He earned a BA degree (cum laude) and a MS degree at Boston College and is a holder of the Chartered Financial Analyst
                                    (CFA) designation and a member of the
                                    Boston Security Analysts Society.

--------------------------------------------------------------------------------
WALDEN SOCIAL BALANCED FUND:        Mr. Moody, a portfolio manager at the
                                    Adviser, serves as Senior Vice President
STEPHEN MOODY                       and Chairman of the Social Investment
                                    Policy Committee for the Adviser's parent company. Mr. Moody earned his B.A. from the University of California at Berkeley and an M.A. in Economics from the Graduate
                                    Facility of the New School for Social
                                    Research. He is a member of the American
                                    Economic Association and the Boston
                                    Security Analysts Society.

--------------------------------------------------------------------------------
WALDEN SOCIAL EQUITY FUND:          Mr. Lincoln, a portfolio manager at the
                                    Adviser, serves as Senior Vice President
ROBERT LINCOLN                      and Chief Economic Strategist for the
                                    Adviser's parent company, a position he has held since 1984. Mr. Lincoln earned his B.A. degree (magna cum laude) in economics and M.A. in Economics from Harvard
                                    University.

The Statement of Additional Information has more detailed information about the Adviser as well as additional information about the portfolio managers' compensation arrangements, other accounts managed, and ownership of securities of the Funds.

THE DISTRIBUTOR AND ADMINISTRATOR
Foreside Distribution Services, L.P., 10 High Street, Boston, MA 02110 is the Funds' distributor and Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 is the Funds' administrator. Citi Fund Services Ohio, Inc. also has voluntarily agreed to waive a portion of its fees. The administrative fees waived are not subject to repayment. This voluntary fee waiver may be revised or canceled at any time.

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

                                                                  AUGUST 1, 2010
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended March 31, 2009 and 2010 has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request. Information for prior periods was audited by the Funds' prior auditors.

[To Be Filed by Amendment]

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For more information about the Funds, the following documents are available without charge upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

THE FUNDS CURRENTLY MAINTAIN A SEPARATE INTERNET WEBSITE CONTAINING COPIES OF THEIR REPORTS OR THE SAI AT WWW.BTIM.COM. YOU ALSO CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

    BOSTONTRUST MUTUAL FUNDS
    C/O BOSTONTRUST & INVESTMENT MANAGEMENT COMPANY
    ONE BEACON STREET
    BOSTON, MASSACHUSETTS 02108
    TELEPHONE: 1-800-282-8782 X 7050

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
SEC Office of Investor Education & Advocacy in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act File No. 811-06526.                           BTWPU 08/10
                                                                          (LOGO)

                           BOSTON TRUST BALANCED FUND
                            BOSTON TRUST EQUITY FUND
                            BOSTON TRUST MIDCAP FUND
                           BOSTON TRUST SMALL CAP FUND

                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND
                        WALDEN SMALL CAP INNOVATIONS FUND

                         EACH AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2010

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust Small Cap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund (collectively, the "Funds"), dated the same date as the date hereof (the "Prospectus"). The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Boston Trust Mutual Funds c/o Boston Trust Investment Management, Inc. at One Beacon Street, Boston, Massachusetts 02108, by telephoning toll free (800) 282-8782, ext. 7050 and on the Funds' website at www.btim.com.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES .........................................  3
      Additional Information On Portfolio Instruments ......................  3

INVESTMENT RESTRICTIONS .................................................... 11
      Portfolio Turnover ................................................... 12

NET ASSET VALUE ............................................................ 12
      Additional Purchase and Redemption Information ....................... 13

MANAGEMENT OF THE GROUP .................................................... 14
      Trustees and Officers ................................................ 14
      Investment Adviser ................................................... 18
      Portfolio Manager Information ........................................ 20
      Code Of Ethics ....................................................... 22
      Portfolio Transactions ............................................... 22
      Administrator And Fund Accounting Services ........................... 24
      Distributor .......................................................... 26
      Custodian ............................................................ 26
      Transfer Agency Services ............................................. 26
      Independent Registered Public Accounting Firm ........................ 28
      Legal Counsel ........................................................ 28

ADDITIONAL INFORMATION ..................................................... 29
      Description Of Shares ................................................ 29
      Vote Of A Majority Of The Outstanding Shares ......................... 30
      Additional Tax Information ........................................... 30
      Yields And Total Returns ............................................. 35
      Performance Comparisons .............................................. 37
      Proxy Voting ......................................................... 38
      Disclosure of Fund Portfolio Holdings ................................ 38

MISCELLANEOUS .............................................................. 39

FINANCIAL STATEMENTS ....................................................... 40

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

     The Coventry Group (the "Group") is an open-end investment management company which currently offers its shares in separate series. The Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Group's Declaration of Trust, the Investment Company Act of 1940 (the "1940 Act") or other authority, except under certain circumstances. Absent such circumstance, the Coventry Group does not intend to hold annual or special meetings. This Statement of Additional Information deals with seven such portfolios: Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information On Portfolio Instruments

     The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

     MONEY MARKET INSTRUMENTS. Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 or A-1+ by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Adviser.

     REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Funds' net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

     There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

    WHEN-ISSUED SECURITIES. The Funds are authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

    FOREIGN SECURITIES. Each Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on a Fund's share price.

     Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. For more information, see "Depositary Receipts".

     Each Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

     DEBT SECURITIES AND RATINGS. Ratings of debt securities represent the rating agencies' (as described below) opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

     If a security's rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but the Funds are not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

    The Funds reserve the right to invest up to 20% of their assets in securities rated lower than BBB- by Standard & Poor's Ratings Group ("S&P") or lower than Baa3 by Moody's Investors Service, Inc. ("Moody's"), but rated at least B- by S&P or B3 by Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes, or perceived changes, in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively-traded market.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Funds may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than funds consisting of higher-rated securities. If the Funds experience unexpected net redemptions, they may be forced to sell their higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     GOVERNMENT SECURITIES. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

     OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

     Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

    There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds' securities during the period the option was outstanding.

     Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Funds.

     ILLIQUID AND RESTRICTED SECURITIES. The Funds may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii)
repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Funds' decision to dispose of such securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

    CONVERTIBLE SECURITIES. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

     CLOSED-END INVESTMENT COMPANIES. Each Fund may invest in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as each Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

     Each Fund generally will purchase shares of closed-end funds only in the secondary market. Each Fund will incur normal brokerage costs on such purchases similar to the expenses each Fund would incur for the purchase of securities of any other type of issuer in the secondary market. Each Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end Fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if each Fund purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

     A closed end fund in which a Fund invests may issue auction preferred shares ("APS"). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed end fund be required to redeem APS in the event of a failed auction. As a result, a Fund's investment in APS may be illiquid. In addition, if the Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

    Each Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by each Fund will ever decrease. In fact, it is possible that this market discount may increase and each Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of each Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by each Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by each Fund.

     Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end Fund's common shares in an attempt to enhance the current return to such closed-end Fund's common shareholders. Each Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

     DEPOSITARY RECEIPTS. Sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

     INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies, including those described under "Closed-End Investment Companies", to the extent that such an investment would be consistent with the requirements of the 1940 Act and each Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, each Fund becomes a shareholder of that investment company. As a result, each Fund's shareholders indirectly will bear each Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses each Fund's shareholders directly bear in connection with each Fund's own operations.

     Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

    Under Rule 12d1-1 under the 1940 Act, however, a Fund may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund's investment policies and restrictions and the conditions of the rule. Pursuant to Rule 12d1-2 under the 1940 Act, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund's investment policies and
(3) affiliated or unaffiliated money market funds as part of "cash sweep" arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on
Section 12(d)(1)(F) and (G) of the 1940 Act.

     PREFERRED STOCK. Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to each Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to each Fund.

     RIGHTS. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to each Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

     WARRANTS. Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to each Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act. The Funds may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

           (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Funds are not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (This restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Funds would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Funds' assets may be invested without regard to this limitation.

     The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

     1. Purchase any security if as a result the Funds would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

     2. Invest in any issuer for purposes of exercising control or management.

     3. Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds' total assets, except as permitted by the Investment Company Act of 1940 and the rules thereunder.

     4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     5. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

     6. Invest in securities issued by any affiliate of the Adviser. If a percentage restriction described in the Prospectus or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

Portfolio Turnover

     The portfolio turnover rate for the Funds is calculated by dividing the lesser of the Funds' purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

     The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to the Funds and may result in additional tax consequences to the Funds' Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open inobservance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

    Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations (i) are not readily available, or (ii) in the opinion of the Adviser, do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which they security is principally traded (but prior to the time the net asset value is calculated) that materially affects fair value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

    Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of each of the Funds are sold on a continuous basis by Foreside Distribution Services, L.P. ("Foreside"), and Foreside has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from Foreside, Shares may be purchased through procedures established by Foreside in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which
(i) disposal by
the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

MANAGEMENT OF THE GROUP

THE BOARD OF TRUSTEES

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Funds. The Board has engaged service providers to manage and/or administer the day-to-day operations of the Funds and is responsible for overseeing such service providers. The Board is currently composed of three Trustees, each of whom is not an "interested persons" of the Fund, as that term is defined in the 1940 Act (each an "Independent Trustee"). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Chairman of the Board is an Independent Trustee. The Chairman's responsibilities include, among other things, scheduling Board meetings, setting and prioritizing Board meeting agendas, serving as a point person for the exchange of information between management and the Board of Trustees, coordinating communications among the Trustees, and ensuring that the Board receives reports from management on essential matters.

INTERESTED TRUSTEES

None

INDEPENDENT TRUSTEES

                                                                                                    NUMBER OF
                                                                                                     FUNDS IN         OTHER
                                                                                                       FUND        DIRECTORSHIPS
                              POSITION(S)      TERM OF OFFICE*                                      COMPLEX**     HELD BY TRUSTEE
                               HELD WITH        AND LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY    DURING THE PAST
NAME, ADDRESS AND AGE          THE FUNDS         TIME SERVED          DURING PAST FIVE YEARS         TRUSTEE        FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Diane E. Armstrong            Trustee         Indefinite; Since      Managing Director of              7               None
3435 Stelzer Road                             November 2004          Financial Planning
Columbus, Ohio 43219                                                 Services, WealthStone
Date of Birth: 7/2/1964                                              (financial planning firm),
                                                                     July, 2008 to present.
                                                                     Principal of King, Dodson
                                                                     Armstrong Financial
                                                                     Advisors, Inc. August, 2003
                                                                     to July, 2008. Director of
                                                                     Financial Planning,
                                                                     Hamilton Capital
                                                                     Management. April, 2000 to
                                                                     August, 2003.

Michael M. Van Buskirk        Trustee and     Indefinite;            President and Chief               7               None
3435 Stelzer Road             Chairman of     Trustee since          Executive Officer, Ohio
Columbus, Ohio 43219          the Board       January, 1992.         Bankers League. May, 1991
Date of Birth: 2/22/1947                      Chairman since         to present.
                                              January, 2006.

James H. Woodward             Trustee         Indefinite; Since      Chancellor Emeritus,              7               None
3435 Stelzer Road                             February, 2006         University of North
Columbus, Ohio 43219                                                 Carolina at Charlotte,
Date of Birth: 11/24/1939                                            August, 2005 to present.
                                                                     Chancellor, North Carolina
                                                                     State University, June,
                                                                     2009 to April, 2010.
                                                                     Chancellor, University of
                                                                     North Carolina at
                                                                     Charlotte.
                                                                     July, 1989 to July, 2005.

*      Trustees hold their position until their resignation or removal.
**     The "Fund Complex" consists of The Coventry Group.

OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)
                              HELD WITH       TERM OF OFFICE* AND
NAME, ADDRESS AND AGE         THE FUNDS       LENGTH OF TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
John Danko                    President       Indefinite;               Senior Vice President, Citi Fund Services Ohio,
3435 Stelzer Road                             Since August 2008         Inc. (formerly BISYS Fund Services Ohio, Inc.),
Columbus, Ohio 43219                                                    September, 2006 to present; Vice President,
Date of Birth: 4/17/1967                                                BISYS Fund Services Ohio, Inc., September, 1999
                                                                        to September, 2006.

Joel B. Engle                 Treasurer       Indefinite;               Senior Vice President, Citi Fund Services Ohio,
3435 Stelzer Road                             Since May 2010            Inc. (fund administrator), December 2007 to
Columbus, Ohio 43219                                                    present; Vice President, Financial Reporting,
Date of Birth: 10/31/1965                                               Spectrum Global Fund Administration (March 2007
                                                                        to December 2007); Vice President, Fund
                                                                        Administration, Citi Fund Services Ohio, Inc.
                                                                        (February 2006 to March 2007)' and Self-
                                                                        employed, retail business owner (April 2003 to
                                                                        February 2006).

Curtis Barnes                 Secretary       Indefinite;               Senior Vice President, Citi Fund Services Ohio,
100 Summer Street                             Since May, 2007           Inc. (formerly BISYS Fund Services Ohio, Inc.),
Boston, MA 02110                                                        August, 2007 to present; Vice President, BISYS
Date of Birth: 9/24/1953                                                Fund Services Ohio, Inc., July, 2004 to July,
                                                                        2007.

Eric B. Phipps                Chief           Indefinite;               Vice President, Citi Fund Services Ohio, Inc.
3435 Stelzer Road Columbus,   Compliance      Since February, 2006      (formerly, BISYS Fund Services Ohio, Inc.) June,
Ohio 43219                    Officer                                   2006 to present. Staff Accountant, United States
Date of Birth: 6/20/1971                                                Securities and Exchange Commission October, 2004
                                                                        to May, 2006. Director of Compliance, BISYS Fund
                                                                        Services Ohio, Inc., December, 1995 to October,
                                                                        2004.

* Officers hold their positions until a successor has been duly elected and qualified.

Each Trustee is nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Michael M. Van Buskirk. Mr. Van Buskirk has been a Trustee since the 1992 and has served as Chairman of the Board of Trustees since 2006. Mr. Van Buskirk is the Chairman and Chief Executive Officer of the Ohio Bankers League, a financial trade association. Mr. Van Buskirk formerly was a senior executive of a major financial services company. Mr. Van Buskirk's has deep knowledge of the Trust and its service providers, the creation and distribution of financial products and the regulatory framework under with the Trust operates.

Diane E. Armstrong. Ms. Armstrong is the Chairwomen of the Trust's Audit Committee and is the Director of Financial Planning for Wealthstone, a wealth management and financial planning firm. Ms. Armstrong has served on the Board of Trustees since 2004 and is Chairwomen of the Trust's Audit Committee. Ms. Armstrong brings investment, auditing, budgeting and financial reporting skills to the Board of Trustees and her investment management background provides important insights into the needs of Fund shareholders.

James H Woodward. Mr. Woodward has served on the Board of Trustees since 2006 and is Chairman of the Trust's Nominating Committee. Mr. Woodward is the Chancellor Emeritus of both North Carolina State University and the University of North Carolina at Charlotte. His strategic planning, organizational and leadership skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.

BOARD COMMITTEES

The Board has established an Audit Committee, Nominating Committee and Valuation Committee to assist it in performing its oversight function. The Audit Committee, composed entirely of Independent Trustees, oversees the Group's accounting and financial reporting policies and practices and the quality and objectivity of the Group's financial statements and the independent audit thereof. The Audit Committee generally is responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including the performance of permissible non-audit services; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence. The Audit Committee met [ ] times during the last fiscal year. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held no meetings. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets as necessary.

RISK OVERSIGHT

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Funds' risks directly and through its committees. While day-to-day risk management responsibilities rest with the Trust's Chief Compliance Officer, investment adviser and other service providers, the Board monitors and tracks risk by:

     1. Receiving and reviewing quarterly and ad hoc reports related to the performance and operations of the Funds;

     2. Reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust's valuation policies and transaction procedures;

     3. Periodically meeting with portfolio management to review investment strategies, techniques and the processes used to manage related risks;

     4. Meeting with representatives of key service providers, including the Fund's investment adviser, administrator, transfer agent and independent registered public accounting firm to discuss the activities of the Funds;

     5. Engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers;

     6. Receiving and reviewing reports from the Trust's independent registered public accounting firm regarding the Fund's financial condition and the Trust's internal controls

     7. Receiving reports from the investment adviser's Chief Compliance Officer and the Trust's Anti-Money Laundering Compliance Officer; and

     8. Receiving and reviewing an annual written report prepared by the Trust's Chief Compliance Officer reviewing the adequacy of the Trust's compliance policies and procedures and the effectiveness of their implementation.

The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

OWNERSHIP OF SECURITIES

As of July 10, 2009, the Group's Trustees and officers, as a group, owned less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2008, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES

None

INDEPENDENT TRUSTEES

                                                       AGGREGATE DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN ALL
                                                       REGISTERED INVESTMENT
                                                       COMPANIES OVERSEEN BY
                            DOLLAR RANGE OF EQUITY     TRUSTEE IN FAMILY OF
NAME OF TRUSTEE             SECURITIES IN THE FUNDS    INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
Diane E. Armstrong                   None                       None

Michael M. Van Buskirk           Over $100,000              Over $100,000

James H. Woodward                    None                       None

*  "Family of Investment Companies" means The Coventry Group.

The Officers of the Group (other than the Chief Compliance Officer) receive no compensation directly from the Group for performing the duties of their offices. Citi Fund Services Ohio, Inc. ("Citi") receives fees from the Funds for acting as administrator and sub-transfer agent and for providing certain fund accounting services. Messrs. Danko, Barnes, Engle and Phipps are employees of Citi.

Trustees of the Group not affiliated with Citi receive from the Group, effective as of December 5, 2008, the following fees: a quarterly retainer fee of $2,000 per quarter; a regular meeting fee of $1,000 per meeting; a special in-person meeting fee of $1,000; a telephonic meeting fee of $500; and a $500 per meeting fee for all other committee meetings. Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Citi do not receive compensation from the Group.

For the fiscal year ended March 31, 2010 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Group's investment adviser:

                             AGGREGATE             PENSION OR                               TOTAL COMPENSATION
                            COMPENSATION      RETIREMENT BENEFITS         ESTIMATED         FROM THE FUND AND
                              FROM THE         ACCRUED AS PART OF      ANNUAL BENEFITS      FUND COMPLEX PAID
    NAME OF TRUSTEE            FUNDS             FUNDS EXPENSES        UPON RETIREMENT       TO THE TRESTEES*
--------------------------------------------------------------------------------------------------------------
Diane E. Armstrong               $                     $0                    $0                     $

Michael M. Van Buskirk           $                     $0                    $0                     $

James H. Woodward                $                     $0                    $0                     $

* The "Fund Complex" consists of The Coventry Group.

Investment Adviser

      Investment advisory and management services are provided to the Funds by Boston Trust Investment Management, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of September 30, 2004, as amended. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company, a Massachusetts chartered banking and trust company ("Boston Trust"), which in turn is a wholly-owned subsidiary of BTIM Corporation, a bank holding company organized as a Delaware corporation. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: Boston Trust Balanced Fund 0.75% of average daily net assets; Boston Trust Equity Fund 0.75% of average daily net assets; Boston Trust Small Cap Fund 0.75% of average daily net assets; Boston Trust Midcap Fund 0.75% of average daily net assets; Walden Social Balanced Fund 0.75% of average daily net assets; Walden Social Equity Fund 0.75% of average daily net assets; and Walden Small Cap Innovations Fund 0.75% of average daily net assets.

      The Investment Advisory Agreement for each Fund continues year to year for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Funds at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

      The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

      For the fiscal year ended March 31, 2008, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and the Adviser waived and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Trust Balanced Fund paid the Adviser investment advisory fees of $1,374,279 and the Adviser reimbursed the Fund $38,090 in advisory fees; the Boston Trust Equity Fund paid the Adviser investment advisory fees of $497,428 and the Adviser reimbursed the Fund $29,881 in advisory fees; the Walden Social Balanced Fund paid the Adviser investment advisory fees of $242,677 and the Adviser reimbursed the Fund $34,901 in advisory fees; and the Walden Social Equity Fund paid the Adviser investment advisory fees of $392,795 and the Adviser reimbursed the Fund $64,706 in advisory fees. Boston Trust Small Cap Fund paid the Adviser investment advisory fees of $224,495 and the Adviser reimbursed the Fund $0 in advisory fees. For the period from September 24, 2007, (commencement of operations) through March 31, 2008, the Boston Trust Midcap Fund paid the Adviser investment advisory fees of $53,308 and the Adviser reimbursed the Fund $38,046 in advisory fees.

      For the fiscal year ended March 31, 2009, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and the Adviser waived and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Trust Balanced Fund paid the Adviser investment advisory fees of $1,250,601 and the Adviser reimbursed the Fund $39,648 in advisory fees; the Boston Trust Equity Fund paid the Adviser investment advisory fees of $413,488 and the Adviser reimbursed the Fund $23,578 in advisory fees; the Walden Social Balanced Fund paid the Adviser investment advisory fees of $224,714 and the Adviser reimbursed the Fund $39,013 in advisory fees; and the Walden Social Equity Fund paid the Adviser investment advisory fees of $395,237 and the Adviser reimbursed the Fund $69,183 in advisory fees; the Boston Trust Small Cap Fund paid the Adviser investment advisory fees of $222,800 and the Adviser reimbursed the Fund $6,931 in advisory fees; and the Boston Trust Midcap Fund paid the Adviser investment advisory fees of $86,401 and the Adviser reimbursed the Fund $48,745 in advisory fees. For the period from October 24, 2008, (commencement of operations) through March 31, 2009, the Walden Small Cap Innovations Fund paid the Adviser investment advisory fees of $3,462 and the Adviser reimbursed the Fund $39,182 in advisory fees and other reimbursements.

      For the fiscal year ended March 31, 2010, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and the Adviser waived and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Trust Balanced Fund paid the Adviser investment advisory fees of $1,315,294 and the Adviser reimbursed the Fund $44,935 in advisory fees; the Boston Trust Equity Fund paid the Adviser investment advisory fees of $360,054 and the Adviser reimbursed the Fund $26,106 in advisory fees; the Walden Social Balanced Fund paid the Adviser investment advisory fees of $261,765 and the Adviser reimbursed the Fund $38,125 in advisory fees; and the Walden Social Equity Fund paid the Adviser investment advisory fees of $457,536 and the Adviser reimbursed the Fund $63,210 in advisory fees; the Boston Trust Small Cap Fund paid the Adviser investment advisory fees of $642,565 and the Adviser reimbursed the Fund

$72,080 in advisory fees; and the Boston Trust Midcap Fund paid the Adviser investment advisory fees of $85,663 and the Adviser reimbursed the Fund $29,358 in advisory fees; and the Walden Small Cap Innovations Fund paid the Adviser investment advisory fees of $91,255 and the Adviser reimbursed the Fund $75,530 in advisory fees and other reimbursements.

      As of March 31, 2009, the Adviser may recoup $[__________], $[__________],
$[__________], $[__________], $[__________], $[__________], and $[__________]
from the Funds as follows:

Fund                  Amount     Expires     Funds                           Amount      Expires
--------------------------------------------------------------------------------------------------
Balanced Fund       $ 19,700       2010      Social Balanced Fund           $ 34,656       2010
                      38,090       2011                                       34,901       2011
                      39,648       2012                                       39,013       2012
                      28,393       2013                                       20,107       2013
Equity Fund           28,636       2010      Social Equity Fund               45,669       2010
                      29,881       2011                                       64,706       2011
                      23,578       2012                                       69,183       2012
                      16,109       2013                                       32,479       2013
Midcap Fund           38,046       2011      Small Cap Innovations Fund       39,182       2012
                      48,745       2012                                       42,879       2013
                      14,934       2013
Small Cap Fund        19,675       2010
                       6,931       2012
                      16,173       2013

Portfolio Manager Information

      Domenic Colasacco serves as Portfolio Manager for both the Boston Trust Balanced Fund and the Boston Trust Equity Fund. Kenneth Scott serves as Portfolio Manager for the Boston Trust Small Cap Fund and the Walden Small Cap Innovations Fund. Stephen Moody serves as Portfolio Manager for the Walden Social Balanced Fund, Robert Lincoln serves as Portfolio Manager for the Walden Social Equity Fund and Stephen Amyouny serves as Portfolio Manager for the Boston Trust Midcap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of March 31, 2010:

                        OTHER                           OTHER
                      REGISTERED                       POOLED
                      INVESTMENT        ASSETS       INVESTMENT        ASSETS
                       COMPANY         MANAGED         VEHICLE        MANAGED         OTHER        ASSETS MANAGED
PORTFOLIO MANAGER      ACCOUNTS      ($ MILLIONS)     ACCOUNTS      ($ MILLIONS)     ACCOUNTS*      ($ MILLIONS)
-------------------------------------------------------------------------------------------------------------------
DOMENIC COLASACCO         0               $0                             $                               $

KENNETH SCOTT             0               $0                             $                               $

STEPHEN MOODY             0               $0                             $                               $

ROBERT LINCOLN            0               $0                             $                               $

STEPHEN AMYOUNY           0               $0                             $                               $

* The majority of these other accounts are invested in one of the other pooled investment vehicles listed above.

      The Adviser has no performance-based accounts.

      Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

      The compensation of the portfolio managers varies with the general success of the Adviser as a firm and its affiliates. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

      The Adviser's compensation structure is designed to recognize cumulative contribution to its investment policies and process, and client service. Compensation incentives align portfolio manager interests with the long-term interest of clients. Short-term, return based incentives, which may encourage undesirable risk are not employed. Returns and portfolios are monitored for consistency with investment policy parameters.

      The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

      The dollar range of equity securities beneficially owned by the Funds' portfolio managers in the Funds they manage as of March 31, 2010 is as follows:

PORTFOLIO MANAGER                                        DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
--------------------------------------------------------------------------------------------------------------
DOMENIC COLASACCO   Boston Trust Balanced Fund           Over $1,000,000

                    Boston Trust Equity Fund             $100,001 - $500,000

KENNETH SCOTT       Boston Trust Small Cap Fund          $10,001 - $50,000

                    Walden Small Cap Innovations Fund    None

STEPHEN MOODY       Walden Social Balanced Fund          $100,001 - $500,000

ROBERT LINCOLN      Walden Social Equity Fund            $500,001 - $1,000,000

STEPHEN AMYOUNY     Boston Trust Midcap Fund             None

Code Of Ethics

      The Coventry Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

Portfolio Transactions

      References to the Adviser with respect to portfolio transactions include its affiliate, Boston Trust & Investment Management Company. Pursuant to the Investment Advisory Agreement with respect to the Funds, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Funds' investment objectives and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute such Funds' portfolio transactions.

      Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Funds' brokerage transactions which are in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Funds or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds. During the fiscal year ended March 31, 2008, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund (from Fund commencement of operations on September 24, 2007), Walden Social Balanced Fund and Walden Social Equity Fund paid $55,730, $26,270, $17,982, $6,759, $14,805, $25,756 respectively, in commissions to firms that provide brokerage and research services to the Fund for aggregate portfolio transactions of $44,819,535, $22,268,720, $9,509,292, $4,756,563, $12,703,502,
$21,829,813 respectively. These transactions were on a best execution basis, as discussed above. The provision of research was not necessarily a factor in the placement of all such transactions. During the fiscal year ended March 31, 2009, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund (from Fund commencement of operations on October 24, 2008) paid $18,963, $14,329, $5,006, $1,875, $8,909,
$17,421 and $1,054 respectively, in commissions to firms that provide brokerage and research services to the Funds for aggregate portfolio transactions of $21,421,031, $15,076,239, $3,058,505, $1,563,875, $8,495,605, $13,501,479 and
$1,360,306 respectively. These transactions were on a best execution basis, as discussed above. The provision of research was not necessarily a factor in the placement of all such transactions. During the fiscal year ended March 31, 2010, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund paid $[__________], $[__________], $[__________], $[__________], $[__________], $[__________] and
$[__________] respectively, in commissions to firms that provide brokerage and research services to the Funds for aggregate portfolio transactions of $[__________], $[__________] $[__________], $[__________], $[__________],
$[__________] and $[__________], respectively. These transactions were on a best execution basis, as discussed above. The provision of research was not necessarily a factor in the placement of all such transactions.

      The Adviser may not give consideration to sales of shares of the Funds as a factor in the selection of brokers-dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Funds' shares so long as such selection is based on the quality of the broker's execution and not on its sales efforts.

      Except as otherwise disclosed to the shareholders of the Funds and, as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser, but may be contemporaneous. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

      For the fiscal year ended March 31, 2008, Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund (from Fund commencement of operations on September 24, 2007), Walden Social Balanced Fund and Walden Social Equity Fund paid brokerage commissions of $72,860, $34,153, $30,774, $7,003, $19,396 and $41,522 respectively. During the fiscal year ended March 31, 2009, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund (from Fund commencement of operations on October 24, 2008) paid $52,241, $41,602, $33,288, $7,692, $24,807, $59,750 and $3,082 respectively, in brokerage commissions. For fiscal year ended March 31, 2010, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund paid $48,825, $21,290, $147,184, $9,806, $17,497, $37,750 and $20,874, respectively, in brokerage commissions.

Administrator And Fund Accounting Services

      Citi serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of March 23, 1999 (the "Administration Agreement"). Prior to its acquisition by Citigroup on August 1, 2007, the Administrator was known as BISYS Fund Services Ohio, Inc. The Administrator assists in supervising all operations of the Funds.

      Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (0.20%) of that Fund's average daily net assets.

      For the fiscal year ended March 31, 2008, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund (from commencement of operations on September 24, 2007 to March 31, 2008), Walden Social Balanced Fund, and Walden Social Equity Fund paid the Administrator and Prior Administrator total Administrative Fees of $366,478, $132,649, $59,866, $14,216, $64,714 and $104,746, respectively and the
Administrator and Prior Administrator together voluntarily waived administrative fees of $103,430, $37,447, $16,762, $4,054, $18,238 and $29,595, respectively.
For the fiscal year ended March 31, 2009, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund (from commencement of operations on October 24, 2008 to March 31, 2009) paid the Administrator total Administrative Fees of $338,602, $113,309, $63,177, $26,324, $64,939, $108,539 and $2,360, respectively and the Administrator voluntarily waived administrative fees of $92,923, $30,688, $16,534, $6,430, $16,689, $29,283 and $252, respectively. For fiscal year ended March 31, 2010, the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund and Walden Small Cap Innovations Fund paid the Administrator total Administrative Fees of $357,090, $99,456, $175,409, $26,472, $76,293, $125,690
and $28,578, respectively, and the Administrator voluntarily waived Administrative Fees of $102,094, $28,005, $50,265, $6,693, $20,319, $35,525 and
$7,141, respectively.

      The Administration Agreement is renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

      In addition, Citi provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of March 23, 1999. Under such Agreement, Citi maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds' custodian, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds' custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Distributor

      Foreside serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of March 31, 2009 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

      In its capacity as Distributor, Foreside enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds' shares. Foreside receives annual compensation of $15,000 under the Distribution Agreement. Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside's services as distributor of the Funds pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments.

      Prior its acquisition by Foreside Distributors, LLC on August 1, 2007, the Distributor was known as BISYS Fund Services Limited Partnership, 690 Taylor Road, Suite 150, Gahanna, OH 43230.

Custodian

      Boston Trust & Investment Management Company, One Beacon Street, Boston, Massachusetts 02108 (the "Custodian"), serves as the Funds' custodian pursuant to the Custody Agreement dated as of December 8, 2005. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. The Custodian is an affiliate of the Funds and it receives fees for the custodial services it provides.

Transfer Agency Services

      Boston Trust & Investment Management Company serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of March 23, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. Citi serves as sub-transfer agent for NSCC clearing arrangements under a Sub-Transfer Agency Agreement dated February 4, 2010.

Shareholder Services Agreements

      The Fund has authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

      The Funds are entitled to enter into Shareholder Services Agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Funds) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Funds to shareholder accounts; (8) determining amounts to be reinvested in the Funds; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Funds.

PAYMENT OF ADDITIONAL CASH COMPENSATION

      On occasion, the Adviser or the Distributor may make payments out of their respective resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Adviser's promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as "additional cash compensation" and are in addition to the payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser or Distributor and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales and other the expenses paid by a Fund.

      Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as "platform access fees"); (b) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser or Distributor access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; (f) providing shareholder and administrative services; and (g) providing other distribution-related or asset retention services.

      Additional cash compensation payments generally are structured as basis point payments on positions held or, in the case of platform access fees, fixed dollar amounts.

      The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

Independent Registered Public Accounting Firm

      The independent registered public accounting firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the independent accountants for the Funds for their current fiscal year. The independent registered public accounting firm performs an annual audit of the Funds' financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

Legal Counsel

      Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, is counsel to the Group.

                             ADDITIONAL INFORMATION

                              DESCRIPTION OF SHARES

      The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Funds will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to the Funds only if approved by a majority of the outstanding shares of the Funds. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

      Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. The following tables set forth information concerning such persons that, to the knowledge of the Trust's Board of Trustees, owned, of record or beneficially, at least five percent of a Fund's Shares as of July [ ], 2010:

                                                Percent          Nature of
       Fund           Name and Address         Ownership         Ownership
--------------------------------------------------------------------------------

The Trustees and officers, as a group, owned less than 1% of the Fund's outstanding shares.

Vote Of A Majority Of The Outstanding Shares

      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Funds' shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Funds' investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

      A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Funds would be subject to a non-deductible excise tax equal to 4% of the deficiency.

      Although the Funds expect to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of their federal income tax liability, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to their Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

      It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. The Code generally provides through 2010 for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

      Foreign taxes may be imposed on the Funds by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Funds. Any such taxes will be taken as a deduction by the Funds.

      The Funds may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Funds by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

      Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

      CAPITIAL LOSS CARRY-FORWARDS. Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the Funds' next taxable year.

                                                Post-October Loss
                                               --------------------
                 Balanced Fund                      $3,488,697
                 Equity Fund                         3,196,661
                 Midcap Fund                           354,291
                 Small Cap Fund                      2,651,329
                 Social Balanced Fund                1,941,339
                 Social Equity Fund                  4,264,473
                 Small Cap Innovations Fund             11,726

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending March 31, 2010.

      MARKET DISCOUNT. If any of the Funds purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

      ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

      CONSTRUCTIVE SALES. Under certain circumstance, the Funds may recognize gain from the constructive sale of an appreciated financial position. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Funds' holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

      SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

      PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called "excess distribution" with respect to PFIC stock, the Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Funds to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Funds would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Funds' PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELDS AND TOTAL RETURNS

      YIELD CALCULATIONS. Yields on each Fund's Shares are computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Fund earned during the period is based on the average daily number of Shares of that Fund outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a - b
                         Yield = 2 [(cd + 1)exp(6) - 1]

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
       d = maximum offering price per Share on the last day of the period.

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

      During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

      TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual
Total Return = [(ERV/P)exp(1/n)-1]

Where: ERV        = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P        = hypothetical initial payment of $1,000.
         n        = period covered by the computation, expressed in terms of years.

      The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV/P)-1]

       ERV        = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P        = hypothetical initial payment of $1,000.

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes
(after taxes on distributions)            = [(ATV(D)/P)exp(1/n)-1]

Where:   P         = a hypothetical initial payment of $1,000.
         n         = number of years.
         ATV(D)    = ending value of a hypothetical $1,000 payment made at
                     the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

      The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes
(after taxes on distributions and redemptions) = [(ATV(DR)/P)exp 1/n -1]

Where:   P         = a hypothetical initial payment of $1,000.
         n         = number of years.
         ATV(DR)   = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

      Performance of Predecessor Collective Investment Fund. The Boston Trust Small Cap Fund commenced operations on December 16, 2005, subsequent to the transfer of assets from a collective investment fund ("Collective Fund") operated by the Adviser with substantially similar investment objectives, policies and guidelines. The performance data for the Boston Trust Small Cap Fund includes the performance of the Collective Fund for periods prior to the Boston Trust Small Cap Fund's commencement of operations as adjusted to reflect the expenses of the Fund.

Performance Comparisons

      Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

      From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

      Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund.

Proxy Voting

      The Board of Trustees of the Group has adopted proxy voting policies and procedures (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

      The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those of shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between a Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-282-8782, ext. 7050, (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov., or (3) on the Funds' website at www.btim.com.

Disclosure of Fund Portfolio Holdings

      The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds' portfolio securities. A complete list of the Funds' portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q and on the Funds' website at www.btim.com. As a general matter, in order to protect the confidentiality of the Funds' portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds' custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and
(2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

      Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

                                  MISCELLANEOUS

      Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

      The Group is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

      The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

The financial statements of each Fund appearing in the Funds' Annual Report to Shareholders for the fiscal year or period ended March 31, 2010 have been audited by Cohen Fund Audit Services, Ltd., the Funds' independent registered public accounting firm, and are incorporated by reference herein.

                                     PART C
                                   ----------
                                OTHER INFORMATION
                                -----------------

ITEM 28. EXHIBITS

      (a)(1)      Declaration of Trust(1)

      (a)(2) Establishment and Designation of Series of Shares (Boston Trust Balanced Fund, Boston Trust Equity Fund, Walden Social Balanced Fund, and Walden Social Equity Fund)(3)

      (a)(3) Establishment and Designation of Series of Shares (Boston Trust Small Cap Fund)(8)

      (a)(4) Establishment and Designation of Series of Shares (Boston Trust Midcap Fund)(10)

      (a)(5) Establishment and Designation of Series of Shares (Walden Small Cap Innovations Fund)(12)

      (b)(1)      By-Laws(2)

      (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1)

      (d)(1) Investment Advisory Agreement between Registrant and Boston Trust Investment Management, Inc.(7)

      (d)(2)      Amended Schedule A to the Investment Advisory Agreement. (13)

      (e)(1) Distribution Agreement between Registrant and Foreside Distribution Services, L.P. (13)

      (e)(2)      Distribution Services Agreement (11).

      (f)         Not Applicable

      (g)(1) Custody Agreement between Registrant and Boston Trust & Investment Management Company (formerly United States Trust Company of Boston)(3)

      (g)(2)      Schedule A to the Custody Agreement (13)

      (h)(1) Administration Agreement between the Registrant and BISYS Fund Services(3)

      (h)(2)      Amended Schedule A to the Administration Agreement (13)

      (h)(3) Fund Accounting Agreement between the Registrant and BISYS Fund Services(3)

      (h)(4)      Amended Schedule A to Fund Accounting Agreement (13)

      (h)(5) Transfer Agency Agreement between the Registrant and Boston Trust & Investment Management Company(8)

      (h)(6)      Amended Schedule A to Transfer Agency Agreement (13)

      (h)(7) Expense Limitation Agreement between the Registrant and Boston Trust & Investment Management, Inc. (13)

      (h)(8)      Shareholder Services Agreement(8)

      (h)(9)      Amended Schedule B to the Shareholder Services Agreement(12)

      (h)(10) Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc.(10)

      (i)         Consent of Counsel - to be filed by amendment

      (j) Consent of Independent Registered Public Accounting Firm - Cohen Fund Audit Services, Ltd. - to be filed by amendment

      (k)         Not Applicable

      (l)         Not Applicable

      (m)         Not Applicable

      (n)         Not Applicable

      (o)         Not Applicable

      (p)(1)(i)   Code of Ethics of Registrant(6)

      (p)(1)(ii)  Supplemental Code of Ethics of Registrant is filed herewith

      (p)(2)      Code of Ethics of Foreside Distribution Services, LP(10)

      (p)(3) Code of Ethics of Boston Trust Investment Management, Inc. is filed herewith

      (q)         Powers of Attorney(9)

---------------------------
1. Filed with initial Registration Statement on January 8, 1992 and incorporated by reference herein.
2. Filed with Post-Effective Amendment No. 2 on September 4, 1992 and incorporated by reference herein.
3. Filed with Post-Effective Amendment No. 51 on June 18, 1999 and incorporated by reference herein.
4.   Filed with Post-Effective Amendment No. 71 on June 30, 2000.
5.   Filed with Post-Effective Amendment No. 93 on August 1, 2002.
6.   Filed with Post-Effective Amendment No. 103 filed July 28, 2004.
7.   Filed with Post-Effective Amendment No. 111 filed on August 1, 2005.
8.   Filed with Post-Effective Amendment No. 118 on December 16, 2005.
9.   Filed with Post-Effective Amendment No. 127 on July 07, 2007.
10.  Filed with Post-Effective Amendment No. 129 on September 21, 2007.
11.  Filed with Post-Effective Amendment No. 132 filed on July 24, 2008.
12.  Filed with Post-Effective Amendment No. 133 filed on August 19, 2008.
13.  Filed with Post-Effective Amendment No. 134 filed July 29, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 30.   INDEMNIFICATION
           Article IV of the Registrant's Declaration of Trust states as follows:

           SECTION 4.3. MANDATORY INDEMNIFICATION.
           (a)  Subject to the exceptions and limitations contained in paragraph
           (b)  below:

                (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suitor proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                     (b) No indemnification shall be provided hereunder to a Trustee or officer:

                          (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, Gross negligence or reckless disregard of the duties involved in the conduct of his office;

                          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                            (A) by the court or other body approving the
                                settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter(provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contractor otherwise under law.

           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
           Section 4.3, provided that either:

                (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

               (a) Boston Trust Investment Management, Inc., Boston, Massachusetts, is the investment adviser for the Funds. The business and other connections of Boston Trust Investment Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form

                    ADV") of Boston Trust Investment Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 32.   PRINCIPAL UNDERWRITER
               (a) Foreside Distribution Services, L.P. ("Foreside" or the "Distributor") acts as principal underwriter for the following investment companies;

                    American Independence Funds Trust
                    Commonwealth International Series Trust
                    The Coventry Group
                    Greenwich Advisors Trust
                    HSBC Advisor Funds Trust
                    HSBC Investor Funds
                    Leader Short-Term Bond Fund, a Series of Northern Lights Fund Trust
                    Pacific Capital Funds
                    The Thirty-Eight Hundred Fund, LLC
                    Unified Series Trust
                    WB Capital Mutual Funds

                    Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Foreside's main address is Three Canal Plaza, Suite 100, Portland Maine 04101. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group, LLC

               (b) Information about Directors and Officers of Foreside is as follows:

NAME                        ADDRESS                    POSITION
-------------------------------------------------------------------------------
Mark S. Redman              690 Taylor Road            President and Manager
                            Suite 150
                            Gahanna, Ohio 43230

Jennifer Hoopes             Three Canal Plaza,
                            Portland, ME 04101         Secretary

Paul F. Hahesy              Three Canal Plaza,
                            Portland, ME 04101         Chief Compliance Officer

Mark A. Fairbanks           Three Canal Plaza,         Financial and Operations
                            Portland, ME 04101         Principal

Richard J. Berthy           Three Canal Plaza,         Treasurer, Vice President
                            Portland, ME 04101         and Manager

               (c)  Not Applicable

ITEM 33.   LOCATION OF ACCOUNTS AND RECORDS

               (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a)of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust
                    Investment Management, Inc., One Beacon Street, Boston, Massachusetts, 02108 (records relating to its function as investment adviser);Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator), Foreside Distribution Services, LP, 10 High Street, Boston, MA 02110.(records relating to its role as distributor) and United States Trust Company of Boston, One Beacon Street, Boston, Massachusetts 02108 (records relating to its function as custodian and transfer agent).

ITEM 34.   MANAGEMENT SERVICES

           Not Applicable.

ITEM 35.   UNDERWRITER

           None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 135 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus in the state of Ohio on the 25th day of May, 2010.

SIGNATURE                     TITLE                            DATE
--------------------------------------------------------------------------------

/s/ Diane E. Armstrong        Trustee                          May 25, 2010
--------------------------
Diane E. Armstrong*

/s/ Michael M. Van Buskirk    Trustee                          May 25, 2010
--------------------------
Michael M. Van Buskirk*

/s/John Danko                 President                        May 25, 2010
--------------------------    (Principal Executive Officer
John Danko

/s/ Joel B. Engle             Treasurer (Principal Financial   May 25, 2010
--------------------------    and Accounting Officer
Joel B. Engle

By:   /s/ Michael V. Wible
      ---------------------------
      Michael V. Wible, as attorney-in-fact

*  Pursuant to power of attorney

                               Exhibit Index

Exhibits
--------

  (p)(1)(ii)  Supplemental Code of Ethics

  (p)(3)      Code of Ethics of Boston Trust Investment Management, Inc.